Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation	Annual rates of depreciation are as follows:
%
Computers, electronic equipment and software	Mainly 33%
Office furniture and equipment	7
Leasehold improvements	By the shorter of lease term and the estimated useful life of the asset

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table represents the fair value hierarchy for the Company’s financial assets and liabilities measured at fair value on a recurring basis as of:
		Fair value measurements at September 30, 2023
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrants (See Note 9)	$8	$—	$—	$8
		Fair value measurements at December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrants (See Note 9)	$8	$—	$—	$8
The following table represents the fair value hierarchy for the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31:
		Fair value measurements at December 31, 2022
Description	Total	Level 1	Level 2	Level 3
	U.S. dollars in thousands
Liabilities:
Warrants (Note 14)	$8	$—	$—	$8
		Fair value measurements at December 31, 2021
Description	Total	Level 1	Level 2	Level 3
	U.S. dollars in thousands
Assets:
Monet market funds	$102	$102	$—	$—

Liabilities:
Convertible Loan (Note 11)	$4,905	$—	$—	$4,905
Warrants (Note 14)	$2,149	$—	$—	$2,149

Schedule of Accrued Warranty Account	The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2022, and 2021.:
	Year ended December 31
	2022	2021
	U.S. dollars in thousands
Balance at the beginning of the year	158	90
Cost incurred	(7)	(68)
Expense (income) recognized	(55)	136
Balance at the end of the year	96	158